CONDENSED STATEMENT OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) ( Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2021
CONDENSED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT)
Issuance costs	$ 10,267	$ 16